GEOGRAPHICAL SALES AND SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2016
GEOGRAPHICAL SALES AND SEGMENTS [Abstract]
Schedule of Sales by Geographical Area
	Year Ended December 31,
	2016	2015	2014

Domestic Sales	$112,119,286	$110,109,028	$115,256,175
International Sales	4,909,868	7,799,388	8,315,280
	$117,029,154	$117,908,416	$123,571,455